CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
REVENUE	$ 1,092,228	$ 593,712	$ 1,195,921	$ 2,325,085	$ 4,303,296	$ 4,874,359
COST OF SALES	865,571	454,839	927,125	1,850,594	3,481,673	3,966,607
GROSS PROFIT	226,657	138,873	268,796	474,491	821,623	907,752
RESEARCH AND DEVELOPMENT EXPENSES	153,300	184,024	391,014	241,020	570,514	79,405
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	578,097	1,678,335	2,367,781	992,462	2,508,846	3,088,178
IMPAIRMENT OF GOODWILL			0	110,545	0	983,645
OPERATING LOSS	(504,740)	(1,723,486)	(2,489,999)	(758,991)	(2,257,737)	(3,243,476)
OTHER INCOME (EXPENSE):
Interest expense	(793,837)	(7,750)	(16,876)	(1,087,039)	(1,195,329)	(376,974)
Other income (expense)	(577)	6,618	13,054	18,611	25,160	(62,954)
(Loss) on change - derivative liability					0	(217,828)
Gain on debt settlements					170,309	0
Total other income (expense)	(794,414)	(1,132)	(3,822)	(1,068,428)	(999,860)	(657,756)
(LOSS) BEFORE INCOME TAXES	(1,299,154)	(1,724,618)	(2,493,821)	(1,827,419)	(3,257,597)	(3,901,232)
Income taxes - current provision	0	0	0	0	0	0
NET (LOSS)	$ (1,299,154)	$ (1,724,618)	$ (2,493,821)	$ (1,827,419)	$ (3,257,597)	$ (3,901,232)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.25)	$ (0.09)	$ (0.14)	$ (0.37)	$ (0.38)	$ (1.01)
Weighted average shares of common stock outstanding- basic and diluted	5,128,144	19,297,126	18,424,608	4,889,218	8,630,891	3,844,840